Income Taxes (Details) - Schedule of Effective Income Tax Rate - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate [Abstract]
Net income before provision for income taxes		$ 30,589	$ 26,853	$ 36,328
PRC statutory tax rate		25.00%	25.00%	25.00%
Income tax at statutory tax rate		$ 7,647	$ 6,713	$ 9,082
Expenses not deductible for tax purpose		385	11	96
Changes in valuation allowance		11,953	567
Effect of warrant liability revaluation		(22)	16	(203)
Effect of preferential tax rates granted to the PRC entities	[1]	(19,902)	(6,894)	(7,999)
Income tax expense		$ 61	$ 413	$ 976
Effective income tax rate		0.20%	1.54%	2.69%

[1]	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to enjoy a preferential income tax rate of 15% for five years ended December 31, 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2023, 2022 and 2021 , the tax saving as the result of the favorable tax rate amounted to $21,841, $6,894 and $7,999, respectively, and per share effect of the favorable tax rate were $2.5, $1.0 and $1.2 (after giving effect to share consolidation effected in November 2023. See Note 14).